Equity (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Increase in member's interest associated with stock-based compensation expense		$ 87.6	$ 95.0	$ 0.4	$ 0.9
Increase to member's interest associated with a tax benefit from stock-based compensation		5.1
Amount of share based tax benefit retained that otherwise would've been paid as income taxes		0.6
Amount of share based tax benefit preserved for federal net operating loss carryforwards		4.5
Gross tax benefit recognized in financing activities		7.9
Offsetting cash outflow recognized in operating activities		7.9
Stock repurchased during period, shares	726,327
Stock repurchased during period, value	$ 17.5
Members Interest [Member]
Increase in member's interest associated with stock-based compensation expense			$ 95.0	$ 0.4	$ 0.9
Stock Compensation Plan [Member] | Members Interest [Member]
Gross tax benefit recognized in financing activities		7.9
Zayo Group, LLC [Member]
Gross tax benefit recognized in financing activities		$ 7.9